Inventory - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Impairments of assets		$ 900	$ 2,704
ZYNLONTA For R&D
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Impairments of assets	$ 0		$ 75